Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
32. Earnings per share
Basic earnings per share are calculated by dividing the net income attributable to common stock by the number of common stocks in weighted average distribution, and the calculation details for the six months ended June 30, 2024, and 2023, are as follows:

Basic EPS	Earnings (Loss)	Weighted average number of shares	Per share amount

2024	(9,045,767)	28,995,240	(0.31)
2023	920,543	16,745,300	0.05
Prior to the reverse recapitalization, the EPS of the combined company is presented on the basis of Captivision Korea shares outstanding, adjusted using the share exchange ratio of 0.8008.
Diluted EPS is equal to basic EPS in 2021, 2022 and 2023 as the potentially diluted instruments were not in the money and therefore not dilutive.

32. Earnings per share
Basic earnings per share are calculated by dividing the net income attributable to common stock by the number of common stocks in weighted average distribution, and the calculation details are as follows:

Basic EPS	Earnings (Loss)	Weighted average number of shares	Per share amount
2023	(74,726,799)	18,451,377	(4.05)
2022	(5,892,144)	14,273,192	(0.41)
2021	(60,114,590)	5,928,439	(10.14)
Prior to the reverse recapitalization, the EPS of the combined company is presented on the basis of Captivision Korea shares outstanding, adjusted using the share exchange ratio of 0.8008.
Diluted EPS is equal to basic EPS in 2021, 2022 and 2023 as the potentially diluted instruments were not in the money and therefore not dilutive.